As filed with the Securities and Exchange Commission on July 14, 2014

Securities Act File No. 333-56881

Investment Company Act File No. 811-8817

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 134	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 141 (Check appropriate box or boxes)	☒

VOYA EQUITY TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1900 K Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on May 30, 2014 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐        This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post Effective Amendment No. 134 to the Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 134 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 14th day of July, 2014.

VOYA EQUITY TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Shaun P. Mathews*	President, Chief Executive Officer and Interested Trustee	July 14, 2014

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	July 14, 2014

Colleen D. Baldwin*	Trustee	July 14, 2014

John V. Boyer*	Trustee	July 14, 2014

Patricia W. Chadwick*	Trustee	July 14, 2014

Albert E. DePrince Jr.*	Trustee	July 14, 2014

Peter S. Drotch*	Trustee	July 14, 2014

J. Michael Earley*	Trustee	July 14, 2014

Russell H. Jones*	Trustee	July 14, 2014

Patrick W. Kenny*	Trustee	July 14, 2014

Joseph E. Obermeyer*	Trustee	July 14, 2014

Sheryl K. Pressler*	Trustee	July 14, 2014

Roger B. Vincent*	Trustee	July 14, 2014

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**	Powers of attorney for Shaun Mathews, Todd Modic and each Trustee, dated May 22, 2013, were filed as an attachment to Post-Effective Amendment No. 126 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and are incorporated herein by reference.

EXHIBIT INDEX

Voya Equity Trust

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase